Share-Based Compensation - Schedule of Fair Value of the Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assumptions regarding the price of the underlying shares:
Probability of an IPO	30.00%	25.00%
Expected time to IPO (years)	6 months	9 months
Probability of liquidation event	70.00%	75.00%
Expected time to liquidation (years)	2 years	2 years
Employees [Member]
Employees
Expected term (years)	6 years 1 month 9 days
Expected volatility	43.48%
Risk free interest rate	4.30%
Expected dividend yield	0.00%	0.00%
Exercise price (in Dollars per share)		$ 0.06
Employees [Member] | Minimum [Member]
Employees
Expected term (years)		5 years 10 months 28 days
Expected volatility		40.98%
Risk free interest rate		3.80%
Exercise price (in Dollars per share)	$ 0.06
Employees [Member] | Maximum [Member]
Employees
Expected term (years)		6 years 1 month 20 days
Expected volatility		42.14%
Risk free interest rate		3.83%
Exercise price (in Dollars per share)	$ 10.48
Non-Employees [Member]
Employees
Expected term (years)	10 years	10 years
Expected volatility	43.48%
Risk free interest rate	4.30%
Expected dividend yield	0.00%	0.00%
Exercise price (in Dollars per share)		$ 0.06
Non-Employees [Member] | Minimum [Member]
Employees
Expected volatility		42.09%
Risk free interest rate		3.64%
Exercise price (in Dollars per share)	$ 0.06
Non-Employees [Member] | Maximum [Member]
Employees
Expected volatility		42.17%
Risk free interest rate		3.75%
Exercise price (in Dollars per share)	$ 10.48